Eaton Vance
California Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,202,866
Total Corporate Bonds (identified cost $2,080,000)		$ 2,202,866

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,558	$ 2,315,148
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,852,457)		$ 2,315,148

Tax-Exempt Municipal Obligations — 90.3%
Security	Principal Amount (000's omitted)	Value
Education — 3.9%
California Educational Facilities Authority, (Chapman University), 5.00%, 4/1/28	$395	$ 436,396
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/32	425	454,040
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.56%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,000	4,805,700
California School Finance Authority, (Granada Hills Charter Obligated Group), 4.00%, 7/1/38(1)	465	422,336
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	380	399,498
5.00%, 8/1/38(1)	2,500	2,564,775
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/28(1)	100	106,079
5.00%, 7/1/29(1)	100	106,787
University of California Medical Center, 5.00%, 5/15/47	11,240	12,124,588
		$ 21,420,199
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.1%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/46	$5,695	$ 6,141,887
5.00%, 7/1/49	9,185	9,741,978
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,516,574
		$ 17,400,439
Escrowed/Prerefunded — 2.3%
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$ 1,111,032
Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	5,325,476
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	715	729,264
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/35	1,805	1,957,486
San Luis Coastal Unified School District, CA, (Election of 2014), Prerefunded to 8/1/26, 5.00%, 8/1/36	3,550	3,849,904
		$ 12,973,162
General Obligations — 28.1%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,613,536
Alisal Union School District, CA, (Election of 2016), 5.00%, 8/1/48	2,780	3,026,419
Baldwin Park Unified School District, CA, (Election of 2018), 3.00%, 8/1/38	325	281,626
Berryessa Union School District, CA, (Election of 2020), 4.00%, 8/1/39	1,150	1,152,024
California:
4.00%, 3/1/37	11,500	11,767,835
4.55%, 12/1/37	1,000	1,070,920
5.00%, 9/1/42	3,300	3,533,079
5.00%, 11/1/42	10,000	11,183,800
5.00%, 9/1/52	1,000	1,094,990
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,088,557
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,457,807
Kern Community College District, CA, (Election of 2016):
5.00%, 8/1/24	1,400	1,452,542
5.25%, 8/1/37	1,500	1,738,230
5.25%, 8/1/41	1,000	1,133,330
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,388,563

Eaton Vance
California Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
La Canada Unified School District, CA, (Election of 2017): (continued)
5.50%, 8/1/43	$1,780	$ 2,104,797
5.75%, 8/1/50	6,885	8,176,488
Liberty Union High School District, CA, (Election of 2016), 3.00%, 8/1/38	890	771,221
Los Angeles Unified School District, CA, Sustainability Bonds, 5.25%, 7/1/47	5,000	5,552,300
Lucia Mar Unified School District, CA, (Election of 2016), 5.25%, 8/1/47	9,000	10,062,900
Mariposa County Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,315	1,387,233
5.00%, 8/1/43	1,265	1,332,209
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,434,021
5.25%, 8/1/41	2,440	2,799,412
5.25%, 8/1/42	2,000	2,298,260
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/38	1,100	1,115,983
4.00%, 9/1/39	2,200	2,216,368
4.00%, 9/1/40	1,300	1,301,157
4.00%, 9/1/41	1,100	1,098,273
4.00%, 9/1/42	1,250	1,244,738
4.25%, 9/1/45	5,750	5,806,177
Murrieta Valley Unified School District, CA, (Election of 2014), 5.25%, 9/1/51	5,700	6,398,193
Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/44	1,860	1,956,292
Oxnard Union High School District, CA, (Election of 2018), 4.00%, 8/1/38	600	602,454
Palo Alto Unified School District, CA, (Election of 2018), 5.00%, 8/1/25	10,975	11,643,487
Pomona Unified School District, CA, (Election of 2016), 5.25%, 8/1/43	1,500	1,677,255
Puerto Rico:
0.00%, 7/1/24	59	55,108
0.00%, 7/1/33	229	124,033
4.00%, 7/1/35	160	134,846
5.25%, 7/1/23	5,099	5,099,974
5.625%, 7/1/27	2,500	2,550,175
5.625%, 7/1/29	2,045	2,095,859
5.75%, 7/1/31	380	394,159
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/53	8,000	8,695,520
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Rafael City Elementary School District:
4.00%, 8/1/42	$1,540	$ 1,518,810
5.25%, 8/1/52	4,000	4,382,880
San Rafael City High School District:
4.00%, 8/1/41	1,245	1,230,633
5.25%, 8/1/52	4,000	4,360,880
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/45	2,420	2,718,096
Westminster School District, CA, (Election of 2016), 5.00%, 8/1/42	1,000	1,056,130
		$156,379,579
Hospital — 7.3%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$2,665	$ 2,567,594
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	9,270	8,851,089
5.00%, 8/15/51	4,630	4,923,588
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	735,191
5.00%, 11/15/35	1,050	1,050,116
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	4,225	4,000,019
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,141,369
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	2,275	2,470,309
California Health Facilities Financing Authority, (St. Joseph Health System), Prerefunded to 7/1/23, 5.00%, 7/1/33	1,500	1,515,150
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	818,280
5.00%, 11/1/25	200	204,316
5.00%, 11/1/26	500	520,510
5.00%, 11/1/27	165	168,445
5.00%, 11/1/30	150	152,610
Series 2017A, 5.00%, 11/1/25	800	824,744
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	440,661

Eaton Vance
California Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	$2,000	$ 2,072,360
University of California Medical Center, 5.00%, 5/15/41	5,000	5,196,900
		$ 40,653,251
Housing — 0.5%
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	$1,205	$ 1,076,981
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,497,697
		$ 2,574,678
Industrial Development Revenue — 6.4%
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), 5.00%, 10/1/47	$10,000	$ 11,016,600
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 3.50% to 3/1/23 (Put Date), 10/1/45	7,250	7,243,403
(AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	4,000	3,992,080
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 4.10% to 2/1/23 (Put Date), 8/1/23(1)	10,000	10,000,800
California Pollution Control Financing Authority, (Waste Management, Inc.):
(AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,445,700
(AMT), 3.375%, 7/1/25	1,000	977,200
		$ 35,675,783
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	$125	$ 124,943
(NPFG), 5.25%, 7/1/32	2,100	2,096,325
Series RR, (NPFG), 5.00%, 7/1/24	300	299,604
Series SS, (NPFG), 5.00%, 7/1/24	130	129,828
		$ 2,650,700
Insured - Escrowed/Prerefunded — 0.3%
Compton Community College District, CA, (Election of 2014), (BAM), Prerefunded to 8/1/26, 5.00%, 8/1/36	$1,690	$ 1,832,771
		$ 1,832,771
Insured - General Obligations — 3.1%
Galt Joint Union High School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/43	$1,000	$ 1,047,980
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Holtville Unified School District, CA, (AGM), 6.00%, 8/1/52	$1,000	$ 1,179,190
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	2,826,151
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,705,125
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,336,824
Riverbank Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/52	1,000	1,133,270
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,192,500
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	2,350	2,628,687
		$ 17,049,727
Insured - Hospital — 0.1%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$400	$ 421,132
		$ 421,132
Insured - Special Tax Revenue — 0.7%
Lake Elsinore School Financing Authority, CA, (BAM), 5.00%, 10/1/37	$470	$ 514,307
Murrieta Financing Authority, CA, (BAM), 5.00%, 9/1/28	1,000	1,108,560
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	1,000	990,910
(BAM), 4.00%, 9/1/42	1,000	986,900
		$ 3,600,677
Insured - Transportation — 1.8%
Alameda Corridor Transportation Authority, CA, (AGM), (AMBAC), 0.00%, 10/1/26	$10,000	$ 8,277,800
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	1,800	1,744,848
		$ 10,022,648
Other Revenue — 3.0%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53(3)	$3,000	$ 3,128,010
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/33	1,740	1,765,961
5.00%, 11/1/34	1,290	1,309,672

Eaton Vance
California Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.01%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	$7,380	$ 7,278,673
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	2,450	2,517,252
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	439,987
		$ 16,439,555
Senior Living/Life Care — 1.0%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	$3,790	$ 3,661,102
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	979,850
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	575	533,065
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	504,555
		$ 5,678,572
Special Tax Revenue — 4.4%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$ 1,552,236
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
3.00%, 9/1/24	130	127,080
4.00%, 9/1/34	115	112,281
4.00%, 9/1/35	185	178,362
4.00%, 9/1/36	195	185,929
4.00%, 9/1/37	215	202,629
4.00%, 9/1/38	230	214,487
4.00%, 9/1/39	165	152,722
Fontana Community Facilities District No. 90, CA, (Summit at Rosena Phase One):
4.00%, 9/1/26	125	126,036
4.00%, 9/1/27	125	126,156
4.00%, 9/1/28	130	131,209
4.00%, 9/1/29	135	136,006
4.00%, 9/1/30	135	134,927
4.00%, 9/1/32	150	148,991
4.00%, 9/1/33	205	202,837
4.00%, 9/1/41	600	545,958
4.00%, 9/1/46	975	852,862
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	592,574
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, CA, (Great Park): (continued)
5.00%, 9/1/31	$465	$ 474,719
5.00%, 9/1/33	545	555,535
5.00%, 9/1/35	1,150	1,208,155
5.00%, 9/1/38	1,000	1,038,890
Series 2014, 5.00%, 9/1/32	450	459,126
Series 2014, 5.00%, 9/1/34	360	366,462
Series 2018, 5.00%, 9/1/32	625	662,294
Series 2018, 5.00%, 9/1/34	765	807,549
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/44	7,000	7,503,300
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,615	3,291,204
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	150	147,155
4.00%, 9/1/27	130	131,425
4.00%, 9/1/29	185	186,704
4.00%, 9/1/33	125	123,788
4.00%, 9/1/36	175	168,072
4.00%, 9/1/39	200	186,218
4.00%, 9/1/41	175	159,035
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch):
5.00%, 8/15/27	515	520,850
5.00%, 8/15/28	775	783,742
		$ 24,497,505
Transportation — 18.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
3.94%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(2)	$2,500	$ 2,501,125
3.96%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(2)	5,000	4,861,650
4.11%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	800	788,016
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,624,176
(AMT), 5.00%, 12/31/43	4,220	4,248,527
(AMT), 5.00%, 12/31/47	2,200	2,198,592
Long Beach, CA, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	539,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/29	1,000	1,078,420
(AMT), 5.00%, 5/15/38	2,000	2,103,240
(AMT), 5.00%, 5/15/41	5,000	5,072,900

Eaton Vance
California Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport): (continued)
(AMT), 5.00%, 5/15/44	$2,000	$ 2,039,680
(AMT), 5.00%, 5/15/47	2,005	2,031,185
(AMT), 5.00%, 5/15/48	2,520	2,563,470
(AMT), 5.00%, 5/15/49	8,900	9,036,437
(AMT), 5.50%, 5/15/47	10,000	10,675,300
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/44	10,000	10,123,800
San Diego County Regional Airport Authority, CA:
5.00%, 7/1/37	1,295	1,412,107
(AMT), 4.00%, 7/1/41	1,280	1,177,293
(AMT), 4.00%, 7/1/44	1,000	896,260
(AMT), 5.00%, 7/1/36	1,000	1,048,190
(AMT), 5.00%, 7/1/37	1,085	1,131,275
(AMT), 5.00%, 7/1/39	1,000	1,035,490
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 4.00%, 5/1/52	5,000	4,314,400
(AMT), 5.00%, 5/1/29	5,000	5,375,400
(AMT), 5.00%, 5/1/41	4,450	4,521,600
(AMT), 5.00%, 5/1/43	5,015	5,123,174
(AMT), 5.00%, 5/1/46	2,985	3,017,566
(AMT), 5.00%, 5/1/49	5,000	5,065,400
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/25	1,575	1,625,258
(AMT), 5.00%, 3/1/47	3,300	3,335,013
		$101,564,144
Water and Sewer — 5.5%
Los Angeles Department of Water and Power, CA, Water System Revenue:
5.00%, 7/1/27	$590	$ 654,965
5.00%, 7/1/29	935	1,079,112
5.00%, 7/1/30	600	704,736
5.00%, 7/1/31	925	1,104,913
5.00%, 7/1/32	525	632,924
5.00%, 7/1/33	385	460,703
5.00%, 7/1/47	5,920	6,365,717
5.00%, 7/1/52	3,250	3,519,457
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,850,925
San Diego County Water Authority, CA, Green Bonds, 4.00%, 5/1/36	2,195	2,311,993
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Jose Financing Authority, CA, Wastewater Revenue, Green Bonds, 5.00%, 11/1/47	$4,520	$ 5,029,992
San Mateo - Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	5,984,068
		$ 30,699,505
Total Tax-Exempt Municipal Obligations (identified cost $497,238,033)		$501,534,027

Taxable Municipal Obligations — 6.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,675	$ 2,350,843
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	194,297
		$ 2,545,140
General Obligations — 1.0%
Alameda County, CA, 3.28%, 8/1/23	$2,250	$ 2,228,580
Ohlone Community College District, CA, 2.243%, 8/1/33	220	170,832
Ojai Unified School District, CA, 2.019%, 8/1/31	480	379,675
Palmdale School District, CA, 1.67%, 8/1/29	500	408,010
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	842	369,264
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	895,321
Tustin Unified School District, CA:
1.954%, 8/1/33	590	431,019
2.649%, 8/1/42	1,125	748,755
		$ 5,631,456
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 4,075,920
		$ 4,075,920
Housing — 0.5%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 567,292

Eaton Vance
California Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park): (continued)
3.20%, 6/15/56	$3,685	$ 2,300,841
		$ 2,868,133
Insured - General Obligations — 0.4%
Byron Union School District, CA:
(BAM), 2.10%, 8/1/30	$345	$ 280,237
(BAM), 2.20%, 8/1/31	380	303,012
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	500	372,585
Oak Grove School District, CA:
(BAM), 2.397%, 8/1/34	275	208,989
(BAM), 2.497%, 8/1/35	285	214,075
(BAM), 2.597%, 8/1/36	290	215,342
Sanger Unified School District, CA, (BAM), 2.371%, 8/1/35	445	329,131
Santa Rosa High School District, CA:
(BAM), 1.676%, 8/1/28	255	213,126
(BAM), 1.932%, 8/1/29	220	181,082
		$ 2,317,579
Insured - Lease Revenue/Certificates of Participation — 1.3%
Anaheim, CA, Public Financing Authority, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,208,419
		$ 7,208,419
Insured - Special Tax Revenue — 0.5%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 839,170
(BAM), 2.307%, 9/1/31	1,500	1,189,395
Successor Agency to West Hollywood Community Development Commission, CA:
(AGM), 1.668%, 9/1/28	400	332,368
(AGM), 1.847%, 9/1/29	385	313,325
		$ 2,674,258
Insured - Transportation — 0.1%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	$740	$ 571,946
		$ 571,946
Lease Revenue/Certificates of Participation — 0.3%
Downey, CA, Pension Obligation Bonds:
1.95%, 6/1/31	$185	$ 141,388
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Downey, CA, Pension Obligation Bonds: (continued)
2.05%, 6/1/32	$850	$ 635,825
Monterey Park, CA, Pension Obligation Bonds:
2.193%, 6/1/33	560	424,094
2.293%, 6/1/34	750	555,465
		$ 1,756,772
Other Revenue — 0.2%
Manhattan Beach, CA, Pension Obligation Bonds:
2.141%, 1/1/30	$400	$ 330,048
2.241%, 1/1/31	400	323,756
2.491%, 1/1/33	675	531,711
		$ 1,185,515
Special Tax Revenue — 1.0%
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	$800	$ 730,632
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Green Bond, 2.621%, 7/1/23	4,050	4,015,251
Successor Agency to San Diego Redevelopment Agency, CA:
3.375%, 9/1/23	250	247,145
3.50%, 9/1/24	250	244,030
3.625%, 9/1/25	250	242,683
3.75%, 9/1/26	250	241,220
		$ 5,720,961
Total Taxable Municipal Obligations (identified cost $41,955,732)		$ 36,556,099

Eaton Vance
California Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,125	$ 1,120,252
Total Trust Units (identified cost $1,118,891)		$ 1,120,252
Total Investments — 97.9% (identified cost $545,245,113)		$543,728,392
Other Assets, Less Liabilities — 2.1%		$ 11,937,455
Net Assets — 100.0%		$555,665,847
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $19,321,333 or 3.5% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 8.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,202,866	$ —	$ 2,202,866
Tax-Exempt Mortgage-Backed Securities	—	2,315,148	—	2,315,148
Tax-Exempt Municipal Obligations	—	501,534,027	—	501,534,027
Taxable Municipal Obligations	—	36,556,099	—	36,556,099
Trust Units	—	1,120,252	—	1,120,252
Total Investments	$ —	$543,728,392	$ —	$543,728,392
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.